Investment Held in Trust Account	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Spartacus Acquisition Corp [Member]
Investment Held in Trust Account [Line Items]
Investment Held in Trust Account

Note 6 — Investment Held in Trust Account

As of December 31, 2020, investments in the Company’s Trust Account consisted of $5,071 in U.S. Money Market and $203,023,911 in U.S. Treasury Securities. All of the U.S. Treasury Securities mature on February 25, 2021. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$5,071	$—	$—	$5,071
U.S. Treasury Securities	203,023,911	6,784	—	203,030,695
	$203,028,982	$6,784	$—	$203,035,766

Note 5 — Investment Held in Trust Account

Expense Reimbursement

The Company’s officers and directors are entitled to reimbursement for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf, such as identifying potential target businesses and performing due diligence on suitable business combination targets.

As of June 30, 2021, investments in the Trust Account consisted of $203,004,294 in U.S. Money Market funds. The Company classifies its U.S. Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities.” Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss, and fair value of held to maturity securities on June 30, 2021 and December 31, 2020 are as follows:

June 30, 2021	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of
U.S. Money Market	$203,004,294	$—	$—	$203,004,294
U.S. Treasury Securities	—	—	—	—
	$203,004,294	$—	$—	$203,004,294
December 31, 2020	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of
U.S. Money Market	$5,071	$—	$—	$5,071
U.S. Treasury Securities	203,023,911	6,784	—	203,030,695
	$203,028,982	$6,784	$—	$203,035,766